Litigation	12 Months Ended
Dec. 31, 2023
Litigation
38 Litigation
The Bank is involved in a number of judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its businesses, including those disclosed below. Some of these proceedings have been brought on behalf of various classes of claimants and seek damages of material and/or indeterminate amounts.
The Bank accrues loss contingency litigation provisions and takes a charge to income in connection with certain proceedings when losses, additional losses or ranges of loss are probable and reasonably estimable. There are also situations where the Bank may enter into a settlement agreement. This may occur in order to avoid the expense, management distraction or reputational implications of continuing to contest liability, even for those matters for which the Bank believes it should be exonerated. The Bank reviews its legal proceedings each quarter to determine the adequacy of its litigation provisions and may increase or release provisions based on management’s judgment and the advice of counsel. The establishment of additional provisions or releases of litigation provisions may be necessary in the future as developments in such proceedings warrant.
The specific matters described below include (a) proceedings where the Bank has accrued a loss contingency provision, given that it is probable that a loss may be incurred and such loss is reasonably estimable; and (b) proceedings where the Bank has not accrued such a loss contingency provision for various reasons, including, but not limited to, the fact that any related losses are not reasonably estimable. The description of certain of the matters below includes a statement that the Bank has established a loss contingency provision and discloses the amount of such provision; for the other matters no such statement is made. With respect to the matters for which no such statement is made, either (a) the Bank has not established a loss contingency provision, in which case the matter is treated as a contingent liability under the applicable accounting standard, or (b) the Bank has established such a provision but believes that disclosure of that fact would violate confidentiality obligations to which the Bank is subject or otherwise compromise attorney-client privilege, work product protection or other protections against disclosure or compromise the Bank’s management of the matter. The future outflow of funds in respect of any matter for which the Bank has accrued loss contingency provisions cannot be determined with certainty based on currently available information, and accordingly may ultimately prove to be substantially greater (or may be less) than the provision that is reflected on the Bank’s balance sheet.
It is inherently difficult to determine whether a loss is probable or even reasonably possible or to estimate the amount of any loss or loss range for many of the Bank’s legal proceedings. Estimates, by their nature, are based on judgment and currently available information and involve a variety of factors, including, but not limited to, the type and nature of the proceeding, the progress of the matter, the advice of counsel, the Bank’s defenses, its experience in similar matters, its assessment of matters, including settlements, involving other defendants in similar or related cases or proceedings, as well as changes in the Bank’s strategy for resolving the matter as a result of ongoing assessment. Factual and legal determinations, many of which are complex, must be made before a loss, additional losses or ranges of loss can be reasonably estimated for any proceeding.
Most matters pending against the Bank seek damages of an indeterminate amount. While certain matters specify the damages claimed, such claimed amount may not represent the Bank’s reasonably possible losses. For certain of the proceedings discussed below the Bank has disclosed the amount of damages claimed and certain other quantifiable information that is publicly available.
The following table presents a roll forward of the Bank’s aggregate litigation provisions. Until the second quarter of 2023, the Bank accrued litigation provisions for the estimated fees and expenses of external lawyers and other service providers in relation to such proceedings, including in cases for which it had not accrued a loss contingency provision, and took a charge to income in connection therewith when such fees and expenses were probable and reasonably estimable. In the third quarter of 2023, the Bank’s policy was aligned to UBS’s policy, which states that estimated costs for external legal advisors and other experts for future services are not included in the litigation provision. Such costs must be expensed as incurred.
Litigation provisions
	2023
CHF million
Balance at beginning of period	1,125
Increase in litigation accruals	1,492
Decrease in litigation accruals	(142)
Decrease for settlements and other cash payments	(751)
Reclassifications	(80)	[1]
Foreign exchange translation	(134)
Balance at end of period	1,510
1 Reclassifications of litigation fees due to an alignment to UBS policies.
The Bank’s aggregate litigation provisions include estimates of losses, additional losses or ranges of loss for proceedings for which such losses are probable and can be reasonably estimated. The Bank does not believe that it can estimate an aggregate range of reasonably possible losses for certain of its proceedings because of their complexity, the novelty of some of the claims, the early stage of the proceedings, the limited amount of discovery that has occurred and/or other factors. Taking into account the factors discussed in the paragraphs above, the Bank has estimated the aggregate range of reasonably possible losses that are not covered by existing provisions for the proceedings discussed below for which the Bank believes an estimate is possible is zero to CHF 3.2 billion.
After taking into account its litigation provisions, the Bank believes, based on currently available information and advice of counsel, that the results of its legal proceedings, in the aggregate, will not have a material adverse effect on the Bank’s financial condition. However, in light of the inherent uncertainties of such proceedings, including those brought by regulators or other governmental authorities, the ultimate cost to the Bank of resolving such proceedings may exceed current litigation provisions and any excess may be material to its operating results for any particular period, depending, in part, upon the operating results for such period.
Mortgage-related matters
Government and regulatory related matters
DOJ RMBS settlement
In January 2017, Credit Suisse Securities (USA) LLC (CSS LLC) and its current and former US subsidiaries and US affiliates reached a settlement with the US Department of Justice (DOJ) related to its legacy Residential Mortgage-Backed Securities (RMBS) business, a business conducted through 2007. The settlement resolved potential civil claims by the DOJ related to certain of those Credit Suisse entities’ packaging, marketing, structuring, arrangement, underwriting, issuance and sale of RMBS. Pursuant to the terms of the settlement a civil monetary penalty was paid to the DOJ in January 2017. The settlement also required the Credit Suisse entities to provide certain levels of consumer relief measures, including affordable housing payments and loan forgiveness, and the DOJ and Credit Suisse agreed to the appointment of an independent monitor to oversee the completion of the consumer relief requirements of the settlement. Credit Suisse continues to evaluate its approach toward satisfying its remaining consumer relief obligations, and Credit Suisse currently anticipates that it will take much longer than the five-year period provided in the settlement to satisfy in full its obligations in respect of these consumer relief measures, subject to risk appetite and market conditions. Credit Suisse expects to incur costs in relation to satisfying those obligations. The amount of consumer relief Credit Suisse must provide also increases after 2021 pursuant to the original settlement by 5% per annum of the outstanding amount due until these obligations are settled. The monitor publishes reports periodically on these consumer relief matters.
Civil litigation
Repurchase litigations
CSS LLC and/or certain of its affiliates have also been named as defendants in various civil litigation matters related to their roles as issuer, sponsor, depositor, underwriter and/or servicer of RMBS transactions. These cases currently include repurchase actions by RMBS trusts and/or trustees, in which plaintiffs generally allege breached representations and warranties in respect of mortgage loans and failure to repurchase such mortgage loans as required under the applicable agreements. The amounts disclosed below do not reflect actual realized plaintiff losses to date or anticipated future litigation exposure. Unless otherwise stated, these amounts reflect the original unpaid principal balance amounts as alleged in these actions and do not include any reduction in principal amounts since issuance.
DLJ Mortgage Capital, Inc. (DLJ) is a defendant in New York state court in: (i) one action brought by Asset Backed Securities Corporation Home Equity Loan Trust, Series 2006-HE7, in which plaintiff alleges damages of not less than USD 374 million in an amended complaint filed in August 2019; in January 2020, DLJ filed a motion to dismiss, which the court granted in part and denied in part in December 2023, dismissing with prejudice all notice-based claims; in February 2024, the parties filed notices of appeal; (ii) one action brought by Home Equity Asset Trust, Series 2006-8, in which plaintiff alleges damages of not less than USD 436 million; (iii) one action brought by Home Equity Asset Trust 2007-1, in which plaintiff alleges damages of not less than USD 420 million; in December 2018, the court denied DLJ’s motion for partial summary judgment in this action, which was affirmed on appeal; in March 2022, the New York State Court of Appeals reversed the decision and ordered that DLJ’s motion for partial summary judgment be granted; a non-jury trial in the action was held between January and February 2023, and a decision is pending; (iv) one action brought by Home Equity Asset Trust 2007-2, in which plaintiff alleges damages of not less than USD 495 million; and (v) one action brought by CSMC Asset-Backed Trust 2007-NC1, in which no damages amount is alleged. These actions are at various procedural stages.
DLJ was also a defendant in one action brought by Home Equity Asset Trust Series 2007-3, in which plaintiff alleged damages of not less than USD 206 million. In March 2022, DLJ and the plaintiff executed an agreement to settle this action. In November 2023, the Minnesota state court approved the settlement through a trust instruction proceeding brought by the trustee of the plaintiff trust. The New York state court dismissed the underlying action with prejudice in January 2024.
DLJ and its affiliate, Select Portfolio Servicing, Inc. (SPS), were defendants in two consolidated actions in New York state court: one action brought by Home Equity Mortgage Trust Series 2006-1, Home Equity Mortgage Trust Series 2006-3 and Home Equity Mortgage Trust Series 2006-4, in which plaintiffs allege damages of not less than USD 730 million; and one action brought by Home Equity Mortgage Trust Series 2006-5, in which plaintiff alleges damages of not less than USD 500 million. In April 2021, DLJ, SPS and the plaintiffs executed an agreement to settle both actions for the aggregate amount of USD 500 million, for which Credit Suisse was fully reserved. In May 2023, the Minnesota state court approved the settlement through a trust instruction proceeding brought by the trustee of the plaintiff trusts. The New York state court dismissed the underlying actions with prejudice in July 2023.
Loreley
In November 2018, Loreley Financing (Jersey) No. 30 Limited (L30) filed a claim in the English High Court against Credit Suisse AG and certain affiliates seeking USD 100 million in damages, plus interest and costs, on the basis of a number of causes of action, including fraudulent misrepresentation. The claim concerns losses allegedly suffered by L30 relating to its purchase of certain notes in July 2007 issued in Ireland by Magnolia Finance II plc and linked to the credit of a reference portfolio of
RMBS. Following service of the claim in the first quarter of 2020, Credit Suisse filed its defense in June 2020. L30 served further amended versions of its claim in January and October 2022. Credit Suisse filed its amended defense in November 2022. Trial concluded in June 2023. In November 2023, judgment was issued in favor of Credit Suisse, dismissing all claims brought by L30. In January 2024, L30 sought permission to appeal the judgment from the Court of Appeal.
Bank loan litigation
CSS LLC and certain of its affiliates are the subject of two litigations brought by entities related to Highland Capital Management LP (Highland) relating to certain real estate developments. Credit Suisse defendants in these matters arranged, and acted as the agent bank for, syndicated loans provided to borrowers affiliated with such real estate developments, and who have since gone through bankruptcy or foreclosure. In the case in Texas state court, a jury trial was held in December 2014 and a verdict was issued for the plaintiff on its claim for fraudulent inducement by affirmative misrepresentation. The Texas judge held a bench trial on Highland’s remaining claims and entered judgment in the amount of USD 287 million (including prejudgment interest) for the plaintiff in September 2015. Ultimately, the Texas Supreme Court issued a ruling reversing a portion of the trial court’s September 2015 judgment related to the bench trial claims, including damages of approximately USD 212 million, exclusive of interest, but left standing the separate December 2014 jury verdict and remanded the case back to the trial court for further proceedings. In June 2021, the trial court entered a new judgment, which awarded plaintiff approximately USD 121 million. In February 2023, the appeals court issued a ruling, reversing in favor of CSS LLC a portion of the trial court’s June 2021 judgment and remanding the case to the trial court for further proceedings. Highland filed a petition requesting permission to file a further appeal to the Texas Supreme Court, and CSS LLC filed a cross-petition. The Texas Supreme Court denied both petitions. In the case in New York state court, the court granted in part and denied in part CSS LLC and certain of its affiliates’ summary judgment motion. Both parties appealed that decision, but the appellate court affirmed the decision in full. The case is currently in discovery.
Tax and securities law matters
In May 2014, Credit Suisse AG entered into settlement agreements with several US regulators regarding its US cross-border matters. As part of the agreements, Credit Suisse AG, among other things, engaged an independent corporate monitor that reports to the New York State Department of Financial Services. As of July 2018, the monitor concluded both his review and his assignment. Credit Suisse AG continues to report to and cooperate with US authorities in accordance with Credit Suisse AG’s obligations under the agreements, including by conducting a review of cross-border services provided by Credit Suisse’s Switzerland-based Israel Desk. Most recently, Credit Suisse AG has provided information to US authorities regarding potentially undeclared US assets held by clients at Credit Suisse AG since the May 2014 plea. Credit Suisse AG continues to cooperate with the authorities. In March 2023, the US Senate Finance Committee issued a report criticizing Credit Suisse AG’s history regarding US tax compliance. The report called on the DOJ to investigate Credit Suisse AG’s compliance with the 2014 plea.
In February 2021, a qui tam complaint was filed in the Eastern District of Virginia, alleging that Credit Suisse AG had violated the False Claims Act by failing to disclose all US accounts at the time of the 2014 plea, which allegedly allowed Credit Suisse AG to pay a criminal fine in 2014 that was purportedly lower than it should have been. The DOJ moved to dismiss the case, and the Court summarily dismissed the suit. The case is now on appeal with the US Federal Court of Appeals for the Fourth Circuit.
Rates-related matters
Regulatory matters
Regulatory authorities in a number of jurisdictions, including the US, UK, EU and Switzerland, have for an extended period of time been conducting investigations into the setting of London Interbank Offered Rate (LIBOR) and other reference rates with respect to a number of currencies, as well as the pricing of certain related derivatives. These ongoing investigations have included information requests from regulators regarding LIBOR-setting practices and reviews of the activities of various financial institutions, including Credit Suisse Group AG, which was a member of three LIBOR rate-setting panels (US dollar LIBOR, Swiss franc LIBOR and Euro LIBOR). Credit Suisse is cooperating fully with these investigations.
Regulatory authorities in a number of jurisdictions, including the Swiss Competition Commission (WEKO), the European Commission (Commission), the South African Competition Commission and the Brazilian Competition Authority have been conducting investigations into the trading activities, information sharing and the setting of benchmark rates in the foreign exchange (including electronic trading) markets. Credit Suisse continues to cooperate with ongoing investigations.
Credit Suisse Group AG, Credit Suisse AG and Credit Suisse Securities (Europe) Limited (CSSEL) received a Statement of Objections and a Supplemental Statement of Objections from the Commission in July 2018 and March 2021, respectively, alleging that Credit Suisse entities engaged in anticompetitive practices in connection with their foreign exchange trading business. In December 2021, the Commission issued a formal decision imposing a fine of EUR 83.3 million. In February 2022, Credit Suisse appealed this decision to the EU General Court.
The reference rates investigations have also included information requests from regulators concerning supranational, sub-sovereign and agency (SSA) bonds and commodities markets. Credit Suisse Group AG and CSSEL received a Statement of Objections from the Commission in December 2018, alleging that Credit Suisse entities engaged in anticompetitive practices in connection with their SSA bonds trading business. In April 2021, the Commission issued a formal decision imposing a fine of EUR 11.9 million. In July 2021, Credit Suisse appealed this decision to the EU General Court.
Civil litigation
USD LIBOR litigation
Beginning in 2011, certain Credit Suisse entities were named in various putative class and individual lawsuits filed in the US, alleging banks on the US dollar LIBOR panel manipulated US dollar LIBOR to benefit their reputation and increase profits. All remaining matters have been consolidated for pre-trial purposes into a multi-district litigation in the US District Court for the Southern District of New York (SDNY).
In a series of rulings between 2013 and 2019 on motions to dismiss, the SDNY (i) narrowed the claims against the Credit Suisse entities and the other defendants (dismissing antitrust, Racketeer Influenced and Corrupt Organizations Act (RICO), Commodity Exchange Act, and state law claims), (ii) narrowed the set of plaintiffs who may bring claims, and (iii) narrowed the set of defendants in the LIBOR actions (including the dismissal of several Credit Suisse entities from various cases on personal jurisdiction and statute of limitation grounds). After a number of putative class and individual plaintiffs appealed the dismissal of their antitrust claims to the United States Court of Appeals for the Second Circuit (Second Circuit), in December 2021, the Second Circuit affirmed in part and reversed in part the district court’s decision and remanded the case to the SDNY.
In September 2021, in the putative class action brought in the multi-district litigation in the SDNY by holders of bonds tied to LIBOR, Credit Suisse entered into an agreement to settle all claims. In November 2022 and March 2023, respectively, the court entered orders granting preliminary and final approval to the agreement to settle all claims.
Separately, in May 2017, the plaintiffs in three putative class actions moved for class certification. In February 2018, the SDNY denied certification in two of the actions and granted certification over a single antitrust claim in an action brought by over-the-counter purchasers of LIBOR-linked derivatives.
USD ICE LIBOR litigation
In August 2020, members of the ICE LIBOR panel, including Credit Suisse Group AG and certain of its affiliates, were named in a civil action in the US District Court for the Northern District of California, alleging that panel banks manipulated ICE LIBOR to profit from variable interest loans and credit cards. In December 2021, the court denied plaintiffs’ motion for preliminary and permanent injunctions to enjoin panel banks from continuing to set LIBOR or automatically setting the benchmark to zero each day, and in September 2022, the court granted defendants’ motions to dismiss. In October 2022, plaintiffs filed an amended complaint. In November 2022, defendants filed a motion to dismiss the amended complaint. In October 2023, the court dismissed the amended complaint with prejudice without leave to amend. Plaintiffs have appealed.
CHF LIBOR litigation
In February 2015, various banks that served on the Swiss franc LIBOR panel, including Credit Suisse Group AG, were named in a civil putative class action lawsuit filed in the SDNY, alleging manipulation of Swiss franc LIBOR to benefit defendants’ trading positions. After defendants’ motion to dismiss for lack of subject matter jurisdiction was granted and plaintiffs successfully appealed, in July 2022, Credit Suisse entered into an agreement to settle all claims. In February and September 2023, respectively, the court entered orders granting preliminary and final approval to the agreement to settle all claims.
Foreign exchange litigation
Credit Suisse Group AG and affiliates as well as other financial institutions have been named in civil lawsuits relating to the alleged manipulation of foreign exchange rates.
The first matter is a consolidated class action, in which a jury trial was held in October 2022 on the issues of whether a conspiracy existed to manipulate bid-ask spreads in the FX market and whether Credit Suisse knowingly participated in any such conspiracy. In October 2022, a verdict was issued in favor of Credit Suisse, finding that Credit Suisse did not knowingly participate in any such conspiracy, and in March 2023, the court entered final judgment against plaintiffs and in favor of Credit Suisse on all remaining claims. Plaintiffs did not file an appeal by the April 2023 deadline.
Credit Suisse AG, together with other financial institutions, was also named in a consolidated putative class action in Israel, which made allegations similar to the consolidated class action. In April 2022, Credit Suisse entered into an agreement to settle all claims. The settlement remains subject to court approval.
Treasury markets litigation
CSS LLC, along with over 20 other primary dealers of US treasury securities, was named in a number of putative civil class action complaints in the US relating to the US treasury markets. These complaints generally alleged that the defendants colluded to manipulate US treasury auctions, as well as the pricing of US treasury securities in the when-issued market, with impacts upon related futures and options, and that certain of the defendants participated in a group boycott to prevent the emergence of anonymous all-to-all trading in the secondary market for treasury securities. In March 2022, the SDNY granted defendants’ motion to dismiss and dismissed with prejudice all claims against the defendants, and in February 2024, the Second Circuit affirmed the district court’s dismissal.
SSA bonds litigation
Credit Suisse Group AG and certain of its affiliates, together with other financial institutions, were named in two Canadian putative class actions, which allege that defendants conspired to fix the prices of SSA bonds sold to and purchased from investors in the secondary market. One putative class action was dismissed against Credit Suisse in February 2020. In October 2022, in the second action, Credit Suisse entered into an agreement to settle all claims. The settlement remains subject to court approval.
Credit default swap auction litigation
In June 2021, Credit Suisse Group AG and affiliates, along with other banks and entities, were named in a putative class action complaint filed in the US District Court for the District of New Mexico alleging manipulation of credit default swap (CDS) final auction prices. In April 2022, defendants filed a motion to dismiss. In June 2023, the court granted in part and denied in part defendants’ motion to dismiss. In November 2023, defendants filed a motion to enforce the previous CDS settlement with the SDNY. In January 2024, the SDNY ruled that, to the extent claims in the New Mexico action arise from conduct prior to June 30, 2014, those claims are barred by the SDNY settlement. In February 2024, the plaintiffs filed a notice of appeal of the SDNY decision.
OTC trading cases
Interest rate swaps litigation
Credit Suisse Group AG and affiliates, along with other financial institutions, have been named in a consolidated putative civil class action complaint and complaints filed by individual plaintiffs relating to interest rate swaps, alleging that dealer defendants conspired with trading platforms to prevent the development of interest rate swap exchanges. The individual lawsuits were brought by TeraExchange LLC, a swap execution facility, and affiliates; Javelin Capital Markets LLC, a swap execution facility, and an affiliate; and trueEX LLC, a swap execution facility, which claim to have suffered lost profits as a result of defendants’ alleged conspiracy. All interest rate swap actions have been consolidated in a multi-district litigation in the SDNY.
Defendants moved to dismiss the putative class and individual actions, and the SDNY granted in part and denied in part these motions.
In February 2019, class plaintiffs in the consolidated multi-district litigation filed a motion for class certification. In March 2019, class plaintiffs filed a fourth amended consolidated class action complaint. In January 2022, Credit Suisse entered into an agreement to settle all class action claims. The settlement remains subject to court approval. In December 2023, the SDNY denied the motion for class certification. In January 2024, class plaintiffs filed a petition for leave to appeal the denial of class certification.
Credit default swaps litigation
In June 2017, Credit Suisse Group AG and affiliates, along with other financial institutions, were named in a civil action filed in the SDNY by Tera Group, Inc. and related entities (Tera), alleging violations of antitrust law in connection with the allegation that CDS dealers conspired to block Tera’s electronic CDS trading platform from successfully entering the market. In July 2019, the SDNY granted in part and denied in part defendants’ motion to dismiss. In January 2020, plaintiffs filed an amended complaint. In April 2020, defendants filed a motion to dismiss. In August 2023, the court granted the motion, dismissing all claims with prejudice. Plaintiffs have appealed.
Stock loan litigation
Credit Suisse Group AG and certain of its affiliates, as well as other financial institutions, were originally named in a number of civil lawsuits in the SDNY, certain of which are brought by class action plaintiffs alleging that the defendants conspired to keep stock-loan trading in an over-the-counter market and collectively boycotted certain trading platforms that sought to enter the market, and certain of which are brought by trading platforms that sought to enter the market alleging that the defendants collectively boycotted the platforms. In January 2022, Credit Suisse entered into an agreement to settle all class action claims. In February 2022, the court entered an order granting preliminary approval to the agreement to settle all class action claims. The settlement remains subject to final court approval.
In October 2021, in a consolidated civil litigation brought in the SDNY by entities that developed a trading platform for stock loans that sought to enter the market, alleging that the defendants collectively boycotted the platform, the court granted defendants’ motion to dismiss. In October 2021, plaintiffs filed a notice of appeal. In March 2023, the Second Circuit affirmed the decision granting defendants’ motion to dismiss.
Odd-lot corporate bond litigation
In April 2020, CSS LLC and other financial institutions were named in a putative class action complaint filed in the SDNY, alleging a conspiracy among the financial institutions to boycott electronic trading platforms and fix prices in the secondary market for odd-lot corporate bonds. In October 2021, the SDNY granted defendants’ motion to dismiss. Plaintiffs have appealed.
ATA litigation
Since November 2014, a series of lawsuits have been filed against a number of banks, including Credit Suisse AG and, in two instances, Credit Suisse AG, New York Branch, in the US District Court for the Eastern District of New York (EDNY) and the SDNY alleging claims under the United States Anti-Terrorism Act (ATA) and the Justice Against Sponsors of Terrorism Act. The plaintiffs in each of these lawsuits are, or are relatives of, victims of various terrorist attacks in Iraq and allege a conspiracy and/or aiding and abetting based on allegations that various international financial institutions, including the defendants, agreed to alter, falsify or omit information from payment messages that involved Iranian parties for the express purpose of concealing the Iranian parties’ financial activities and transactions from detection by US authorities. The lawsuits allege that this conduct has made it possible for Iran to transfer funds to Hezbollah and other terrorist organizations actively engaged in harming US military personnel and civilians. In January 2023, the United States Court of Appeals for the Second Circuit affirmed a September 2019 ruling by the EDNY granting defendants’ motion to dismiss the first filed lawsuit. In October 2023, the United States Supreme Court denied plaintiffs’ petition for a writ of certiorari. In February 2024, plaintiffs filed a motion to vacate the judgment in the first filed lawsuit. Of the other seven cases, four are stayed, including one that was dismissed as to Credit Suisse and most of the bank defendants prior to entry of the stay, and in three plaintiffs have filed amended complaints, including two that were dismissed prior to the court allowing plaintiffs to replead.
Customer account matters
Several clients have claimed that a former relationship manager in Switzerland had exceeded his investment authority in the management of their portfolios, resulting in excessive concentrations of certain exposures and investment losses. Credit Suisse AG is investigating the claims, as well as transactions among the clients. Credit Suisse AG filed a criminal complaint against the former relationship manager with the Geneva Prosecutor’s Office upon which the prosecutor initiated a criminal investigation. Several clients of the former relationship manager also filed criminal complaints with the Geneva Prosecutor’s Office. In February 2018, the former relationship manager was sentenced to five years in prison by the Geneva criminal court for fraud, forgery and criminal mismanagement and ordered to pay damages of approximately USD 130 million. Several parties appealed the judgment. In June 2019, the Criminal Court of Appeals of Geneva ruled in the appeal of the judgment against the former relationship manager, upholding the main findings of the Geneva criminal court. Several parties appealed the decision to the Swiss Federal Supreme Court. In February 2020, the Swiss Federal Supreme Court rendered its judgment on the appeals, substantially confirming the findings of the Criminal Court of Appeals of Geneva.
Civil lawsuits have been initiated against Credit Suisse AG and/or certain affiliates in various jurisdictions, based on the findings established in the criminal proceedings against the former relationship manager.
In Singapore, in the civil lawsuit brought against Credit Suisse Trust Limited, a Credit Suisse AG affiliate, in May 2023, the Singapore International Commercial Court issued a first instance judgment finding for the plaintiffs and directing the parties’ experts to agree on the amount of the damages award according to the calculation method and parameters adopted by the court. As the parties’ experts were unable to agree on the amount of the damages, following court directions, the parties filed their proposed draft orders with supporting documents in August 2023. In September 2023, the court ruled that the damages under its May 2023 judgment are USD 742.73 million, excluding post-judgment interest. This figure does not exclude potential overlap with the Bermuda proceedings against Credit Suisse Life (Bermuda) Ltd., which are currently being appealed. The court ordered the parties to ensure that there shall be no double recovery in relation to this award and any sum recovered in the Bermuda proceedings. Credit Suisse Trust Limited has appealed the judgment and has applied for a stay of execution pending that appeal. In November 2023, the court granted a stay of execution of its May 2023 judgment pending appeal on the condition that damages awarded and post-judgment interest accrued are paid into court deposit within 21 days, which condition was satisfied.
In Bermuda, in the civil lawsuit brought against Credit Suisse Life (Bermuda) Ltd., a Credit Suisse AG affiliate, trial took place in the Supreme Court of Bermuda in November and December 2021. The Supreme Court of Bermuda issued a first instance judgment in March 2022, finding for the plaintiff. In May 2022, the Supreme Court of Bermuda issued an order awarding damages of USD 607.35 million to the plaintiff. In May 2022, Credit Suisse Life (Bermuda) Ltd. appealed the decision to the Bermuda Court of Appeal. In July 2022, the Supreme Court of Bermuda granted a stay of execution of its judgment pending appeal on the condition that damages awarded were paid into an escrow account within 42 days, which condition was satisfied. In June 2023, the Bermuda Court of Appeal issued its judgment confirming the award issued by the Supreme Court of Bermuda and upholding the Supreme Court of Bermuda’s finding that Credit Suisse Life (Bermuda) Ltd. had breached its contractual and fiduciary duties, but overturning the Supreme Court of Bermuda’s finding that Credit Suisse Life (Bermuda) Ltd. had made fraudulent misrepresentations. In July 2023, Credit Suisse Life (Bermuda) Ltd. filed its notice of motion for leave to appeal to the Judicial Committee of the Privy Council and applied for a stay of execution of the Bermuda Court of Appeal’s judgment pending the outcome of the appeal to the Judicial Committee of the Privy Council on the condition that the damages awarded remain within the escrow account and that interest be added to the escrow account calculated at the Bermuda statutory rate of 3.5%. A hearing on the applications for leave to appeal and stay of execution took place in December 2023. Further, in December 2023, USD 75 million was released from the escrow account and paid to plaintiffs. In February 2024, the Bermuda Court of Appeal granted leave to appeal and ordered that the current stay shall continue pending determination of the appeal to the Judicial Committee of the Privy Council until and unless the plaintiffs provide a top tier bank guarantee for the remaining judgment debt of USD 536.64 million plus interest.
In Switzerland, civil lawsuits have commenced against Credit Suisse AG in the Court of First Instance of Geneva, with statements of claim served in March 2023.
Mozambique matter
Credit Suisse has been subject to investigations by regulatory and enforcement authorities, as well as civil litigation, regarding certain Credit Suisse entities’ arrangement of loan financing to Mozambique state enterprises, Proindicus S.A. and Empresa Moçambicana de Atum S.A. (EMATUM), a distribution to private investors of loan participation notes (LPN) related to the EMATUM financing in September 2013, and certain Credit Suisse entities’ subsequent role in arranging the exchange of those LPNs for Eurobonds issued by the Republic of Mozambique. In 2019, three former Credit Suisse employees pleaded guilty in the EDNY to accepting improper personal benefits in connection with financing transactions carried out with two Mozambique state enterprises.
In October 2021, Credit Suisse reached settlements with the DOJ, the US Securities and Exchange Commission (SEC), the UK Financial Conduct Authority (FCA) and FINMA to resolve inquiries by these agencies, including findings that Credit Suisse failed to appropriately organize and conduct its business with due skill and care, and manage risks. Credit Suisse Group AG entered into a three-year Deferred Prosecution Agreement (DPA) with the DOJ in connection with the criminal information charging Credit Suisse Group AG with conspiracy to commit wire fraud and consented to the entry of a Cease and Desist Order by the SEC. Under the terms of the DPA, UBS Group AG (as successor to Credit Suisse Group AG) must continue compliance enhancement and remediation efforts agreed by Credit Suisse, report to the DOJ on those efforts for three years and undertake additional measures as outlined in the DPA. If the DPA’s conditions are complied with, the charges will be dismissed at the end of the DPA’s three-year term. In addition, CSSEL entered into a Plea Agreement and pleaded guilty to one count of conspiracy to violate the US federal wire fraud statute. CSSEL is bound by the same compliance, remediation and reporting obligations under the DPA. The total monetary sanctions paid to the DOJ and SEC, taking into account various credits and offsets, was approximately USD 275 million. Under the terms of the resolution with the DOJ, Credit Suisse also paid USD 22.6 million in restitution to eligible investors in the 2016 Eurobonds issued by the Republic of Mozambique.
In connection with the resolution with the FCA, Credit Suisse paid a penalty of approximately USD 200 million and, further to an agreement with the FCA, forgave USD 200 million of debt owed to Credit Suisse by Mozambique.
The FINMA decree concluding its enforcement proceeding ordered the bank to remediate certain deficiencies. Credit Suisse’s implementation of the measures required under the FINMA decree has been reviewed by an independent third party appointed by FINMA, which review recommends some enhancements to the measures that Credit Suisse has implemented. FINMA also arranged for certain existing transactions to be reviewed by the same independent third party on the basis of specific risk criteria, and required enhanced disclosure of certain sovereign transactions.
In February 2019, certain Credit Suisse entities, three former employees and several other unrelated entities were sued in the English High Court by the Republic of Mozambique seeking a declaration that the sovereign guarantee issued in connection with the ProIndicus loan syndication was void, and damages. Credit Suisse entities subsequently filed cross claims against several entities controlled by Privinvest Holding SAL (Privinvest) that acted as the project contractor, Iskandar Safa, the owner of Privinvest, and several Mozambique officials. In addition, several of the banks that participated in the ProIndicus loan syndicate brought claims against Credit Suisse entities seeking a declaration that Credit Suisse is liable to compensate them for alleged losses suffered as a result of any invalidity of the sovereign guarantee or damages stemming from the alleged loss. In September 2023, Credit Suisse, the Republic of Mozambique and certain of the lenders in the ProIndicus syndicate entered into a settlement agreement that, with the subsequent settlement with Privinvest entities referred to below, resolved all claims involving Credit Suisse entities in the English High Court.
In February 2022, Privinvest and Iskandar Safa brought a defamation claim in a Lebanese court against CSSEL and Credit Suisse Group AG and in November 2022, a Privinvest employee who was the lead negotiator on behalf of the Privinvest entities in relation to the Mozambique transactions, also brought a defamation claim in the same court against those entities.
In November 2023, UBS Group AG (as successor to Credit Suisse Group AG), the Credit Suisse entities, Privinvest and Iskandar Safa entered into an agreement to settle all claims among them in the English High Court and in Lebanon.
Cross-border private banking matters
Credit Suisse offices in various locations, including the UK, the Netherlands, France and Belgium, have been contacted by regulatory and law enforcement authorities that are seeking records and information concerning investigations into Credit Suisse’s historical private banking services on a cross-border basis and in part through its local branches and banks. Credit Suisse has conducted a review of these issues, the UK and French aspects of which have been closed, and is continuing to cooperate with the authorities.
ETN-related litigation
XIV litigation
Since March 2018, three class action complaints were filed in the SDNY on behalf of a putative class of purchasers of VelocityShares Daily Inverse VIX Short Term Exchange Traded Notes linked to the S&P 500 VIX Short-Term Futures Index due December 4, 2030 (XIV ETNs). In August 2018, plaintiffs filed a consolidated amended class action complaint, naming Credit Suisse Group AG and certain affiliates and executives, which asserts claims for violations of Sections 9(a)(4), 9(f), 10(b) and 20(a) of the US Securities Exchange Act of 1934 and Rule 10b-5 thereunder and Sections 11 and 15 of the US Securities Act of 1933 and alleges that the defendants are responsible for losses to investors following a decline in the value of XIV ETNs in February 2018. Defendants moved to dismiss the amended complaint in November 2018. In September 2019, the SDNY granted defendants’ motion to dismiss and dismissed with prejudice all claims against the defendants. In October 2019, plaintiffs filed a notice of appeal. In April 2021, the Second Circuit issued an order affirming in part and vacating in part the SDNY’s September 2019 decision granting defendants’ motion to dismiss with prejudice. In July 2022, plaintiffs filed a motion for class certification. In March 2023, the court denied plaintiffs’ motion to certify two of their three alleged classes and granted plaintiffs'
motion to certify their third alleged class. In March 2023, defendants moved for reconsideration and filed a petition for permission to appeal the court's class certification decision to the Second Circuit. In April 2023, plaintiffs filed a motion seeking leave to amend their complaint. In May 2023, plaintiffs filed a renewed motion for class certification, which defendants have opposed. In January 2024, the court issued an order denying plaintiffs’ motion to amend. In March 2024, the court denied plaintiffs’ renewed motion to certify two of the three alleged classes, without prejudice, and denied defendants’ motion for reconsideration on the certification of the third alleged class.
DGAZ litigation
In January 2022, Credit Suisse AG was named in a class action complaint filed in the SDNY brought on behalf of a putative class of short sellers of VelocityShares 3x Inverse Natural Gas Exchange Traded Notes linked to the S&P GSCI Natural Gas Index ER due February 9, 2032 (DGAZ ETNs). The complaint asserts claims for violations of Section 10(b) of the US Securities Exchange Act of 1934 and Rule 10b-5 thereunder and alleges that Credit Suisse is responsible for losses suffered by short sellers following a June 2020 announcement that Credit Suisse would delist and suspend further issuances of the DGAZ ETNs. In July 2022, Credit Suisse AG filed a motion to dismiss. In March 2023, the court granted Credit Suisse AG's motion to dismiss. In May 2023, the court entered an order dismissing the case with prejudice. In February 2024, the Second Circuit affirmed the district court’s dismissal.
Bulgarian former clients matter
Credit Suisse AG has been responding to an investigation by the Swiss Office of the Attorney General (SOAG) concerning the diligence and controls applied to a historical relationship with Bulgarian former clients who are alleged to have laundered funds through Credit Suisse AG accounts. In December 2020, the SOAG brought charges against Credit Suisse AG and other parties. Credit Suisse AG believes its diligence and controls complied with applicable legal requirements and intends to defend itself vigorously. The trial in the Swiss Federal Criminal Court took place in the first quarter of 2022. In June 2022, Credit Suisse AG was convicted in the Swiss Federal Criminal Court of certain historical organizational inadequacies in its anti-money laundering framework and ordered to pay a fine of CHF 2 million. In addition, the court seized certain client assets in the amount of approximately CHF 12 million and ordered Credit Suisse AG to pay a compensatory claim in the amount of approximately CHF 19 million. In July 2022, Credit Suisse AG appealed the decision to the Swiss Federal Court of Appeals.
SCFF
Credit Suisse has received requests for documents and information in connection with inquiries, investigations, enforcement and other actions relating to the supply chain finance funds (SCFF) matter by FINMA, the FCA and other regulatory and governmental agencies. The Luxembourg Commission de Surveillance du Secteur Financier is reviewing the matter and has commissioned a report from a third party. Credit Suisse is cooperating with these authorities.
In February 2023, FINMA announced the conclusion of its enforcement proceedings against Credit Suisse in connection with the SCFF matter. In its order, FINMA reported that Credit Suisse had seriously breached applicable Swiss supervisory laws in this context with regard to risk management and appropriate operational structures. While FINMA recognized that Credit Suisse has already taken extensive organizational measures based on its own investigation into the SCFF matter, particularly to strengthen its governance and control processes, and FINMA is supportive of these measures, the regulator has ordered certain additional remedial measures. These include a requirement that the most important (approximately 500) business relationships must be reviewed periodically and holistically at the Credit Suisse Executive Board level, in particular for counterparty risks, and that Credit Suisse must set up a document defining the responsibilities of approximately 600 of its highest-ranking managers. The latter of these measures has been made applicable to UBS Group. Separate from the enforcement proceeding regarding Credit Suisse, FINMA has opened four enforcement proceedings against former managers of Credit Suisse.
In May 2023, FINMA opened an enforcement proceeding against Credit Suisse in order to confirm compliance with supervisory requirements in response to inquiries from FINMA’s enforcement division in the SCFF matter.
The Attorney General of the Canton of Zurich has initiated a criminal procedure in connection with the SCFF matter and several fund investors have joined the procedure as interested parties. In such procedure, while certain former and active Credit Suisse employees, among others, have been named as accused persons, Credit Suisse itself is not a party to the procedure.
Certain civil actions have been filed by fund investors and other parties against Credit Suisse and/or certain officers and directors in various jurisdictions, which make allegations including mis-selling and breaches of duties of care, diligence and other fiduciary duties.
Archegos
Credit Suisse has received requests for documents and information in connection with inquiries, investigations and/or actions relating to Credit Suisse’s relationship with Archegos Capital Management (Archegos), including from FINMA (assisted by a third party appointed by FINMA), the DOJ, the SEC, the US Federal Reserve, the US Commodity Futures Trading Commission (CFTC), the US Senate Banking Committee, the Prudential Regulation Authority (PRA), the FCA, COMCO, the Hong Kong Competition Commission and other regulatory and governmental agencies. Credit Suisse is cooperating with the authorities in these matters.
In July 2023, the US Federal Reserve and the PRA announced resolutions of their investigations of Credit Suisse’s relationship with Archegos.
UBS Group AG, Credit Suisse AG, Credit Suisse Holdings (USA) Inc., and Credit Suisse AG, New York Branch entered into an Order to Cease and Desist with the Board of Governors of the Federal Reserve System. Under the terms of the order, Credit Suisse paid a civil money penalty of USD 269 million and agreed to undertake certain remedial measures relating to counterparty credit risk management, liquidity risk management and non-financial risk management, as well as enhancements to board oversight and governance.
Credit Suisse International and CSSEL entered into a settlement agreement with the PRA providing for the resolution of the PRA’s investigation, following which the PRA published a Final Notice imposing a financial penalty of GBP 87 million on Credit Suisse International and CSSEL for breaches of various of the PRA’s Fundamental Rules.
FINMA also entered a decree dated July 14, 2023 announcing the conclusion of its enforcement proceeding, finding that Credit Suisse had seriously violated financial market law in connection with its business relationship with Archegos and ordering remedial measures directed at Credit Suisse AG and UBS Group AG, as the legal successor to Credit Suisse Group AG. These include a requirement that UBS Group AG apply its restrictions on its own positions relating to individual clients throughout the financial group, as well as adjustments to the compensation system of the entire financial group to provide for bonus allocation criteria that take into account risk appetite. FINMA also announced it has opened enforcement proceedings against a former Credit Suisse manager in connection with this matter.
In April 2021, Credit Suisse Group AG and certain current and former executives were named in a putative class action complaint filed in the SDNY by a holder of Credit Suisse American Depositary Receipts, asserting claims for violations of Sections 10(b) and 20(a) of the Exchange Act and Rule 10b-5 thereunder, alleging that defendants violated US securities laws by making material misrepresentations and omissions regarding Credit Suisse’s risk management practices, including with respect to the Archegos matter. In September 2022, the parties reached an agreement to settle all claims. In December 2022 and May 2023, respectively, the court entered an order granting preliminary and final approval to the parties’ agreement to settle all claims.
Additional civil actions relating to Credit Suisse’s relationship with Archegos have been filed against Credit Suisse and/or certain officers and directors, including claims for breaches of fiduciary duties.
Credit Suisse financial disclosures
Credit Suisse Group AG and certain directors, officers and executives have been named in securities class action complaints pending in the SDNY. These complaints, filed on behalf of purchasers of Credit Suisse shares, additional tier 1 capital notes, and other securities in 2023, allege that defendants made misleading statements regarding: (i) customer outflows in late 2022; (ii) the adequacy of Credit Suisse’s financial reporting controls; and (iii) the adequacy of Credit Suisse’s risk management processes, and include allegations relating to Credit Suisse Group AG’s merger with UBS Group AG. Many of the actions have been consolidated, and a motion to dismiss has been filed and remains pending. One additional action, filed in October 2023, has been stayed pending a determination on whether it should be consolidated with the earlier actions.
Credit Suisse has received requests for documents and information from regulatory and governmental agencies in connection with inquiries, investigations and/or actions relating to these matters, as well as for other statements regarding Credit Suisse’s financial condition, including from the SEC, the DOJ and FINMA. Credit Suisse is cooperating with the authorities in these matters.
Merger-related litigation
Certain Credit Suisse Group AG affiliates and certain directors, officers and executives have been named in class action complaints pending in the SDNY. One complaint, brought on behalf of Credit Suisse shareholders, alleges breaches of fiduciary duty under Swiss law and civil RICO claims under United States federal law. In February 2024, the court granted defendants’ motions to dismiss the civil RICO claims and conditionally dismissed the Swiss law claims pending defendants’ acceptance of jurisdiction in Switzerland. In March 2024, having received consents to Swiss jurisdiction from all defendants served with the complaint, the court dismissed the Swiss law claims against those defendants. Additional complaints, brought on behalf of holders of Credit Suisse additional tier 1 capital notes (AT1 noteholders) allege breaches of fiduciary duty under Swiss law, arising from a series of scandals and misconduct, which led to Credit Suisse Group AG’s merger with UBS Group AG, causing losses to shareholders and AT1 noteholders. The motion to dismiss the first of these complaints was granted in March 2024 on the basis that Switzerland and not New York is the most appropriate forum for litigation.